Long-term Debt (Tables)	6 Months Ended
Jun. 30, 2015
Long-term Debt [Abstract]
Long-term debt
	December 31, 2014	June 30, 2015
$1.3 billion Senior Secured Term Loan B Facility	$1,296,750	$1,290,250
$1.9 billion Secured Term Loan B Facility	1,876,250	1,866,750
$462 million Senior Secured Credit Facility	-	452,274
7.25% Senior Unsecured Notes	500,000	500,000
6.5% Senior Secured Notes	800,000	800,000
Less: Deferred financing costs	(100,550)	(97,623)
Total debt	4,372,450	4,811,651
Less: Current portion	(19,858)	(56,982)
Long-term portion	$4,352,592	$4,754,669

Annual principal payments
June 30, 2016	$70,905
June 30, 2017	70,905
June 30, 2018	870,905
June 30, 2019	570,905
June 30, 2020	328,654
June 30, 2021 and thereafter	2,997,000
Total principal payments	4,909,274
Less: Deferred financing costs	(97,623)
Total debt	$4,811,651